Acquisitions - Schedule of net cash inflow as at closing of acquisition (Details) - Police Ordnance [Member]	Dec. 15, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash assumed on acquisition	$ 162,547
less: consideration paid in cash	0
Net cash inflow on acquisition	$ 162,547